Business Combinations - Reconciliation to Statement of Cash Flows and Statement of Equity (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Cash - Private Placement Financing	$ 158,531
Net cash contributions from Business Combination and PIPE Financing	246,484
Noncash Fair Value Of Warrants	(155,183)
Less: accrued transaction costs and advisor fees	(16,058)
Net Business Combination and PIPE financing (Restated)	75,243
Offering costs	1,000
Old Skillz, Cash Election Shareholders
Business Acquisition [Line Items]
Less: cash consideration paid to Old Skillz stockholders	(566,204)
FEAC
Business Acquisition [Line Items]
Cash - FEAC trust and cash, net of redemptions	689,979
Non-cash net assets assumed from FEAC	0
Less: transaction costs and advisory fees incurred by FEAC	$ (35,822)